MFS Bond Fund (Prospectus Summary): | MFS Bond Fund
MFS® Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS® Bond Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MFBFX
Class B	MFBBX
Class C	MFBCX
Class I	MBDIX
Class R1	MFBGX
Class R2	MBRRX
Class R3	MFBHX
Class R4	MFBJX
Class R5 (formerly Class W)	MFBKX

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s prospectus and “Waivers of Sales Charges” on page 12 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Bond Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Bond Fund	A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.13%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%	0.52%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Bond Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	558	733	924	1,474
B	Class B Shares assuming redemption at end of period	563	805	1,071	1,699
C	Class C Shares assuming redemption at end of period	263	505	871	1,900
I	Class I Shares	61	192	335	750
R1	Class R1 Shares	163	505	871	1,900
R2	Class R2 Shares	112	350	606	1,340
R3	Class R3 Shares	87	271	471	1,049
R4	Class R4 Shares	61	192	335	750
R5	Class R5 Shares	53	167	291	653

Expense Example, No Redemption MFS Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	163	505	871	1,699
C	Class C Shares assuming no redemption at end of period	163	505	871	1,900

The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was 2.96%. During the period(s) shown in the bar chart, the highest quarterly return was 11.30% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (5.18)% (for the calendar quarter ended September 30, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	1.69%	6.13%	6.07%
C	C Shares Returns Before Taxes	4.61%	6.43%	5.91%
I	I Shares Returns Before Taxes	6.67%	7.47%	6.96%
R1	R1 Shares Returns Before Taxes	5.61%	6.40%	5.80%
R2	R2 Shares Returns Before Taxes	6.22%	6.92%	6.30%
R3	R3 Shares Returns Before Taxes	6.40%	7.19%	6.59%
R4	R4 Shares Returns Before Taxes	6.74%	7.46%	6.90%
R5	R5 Shares Returns Before Taxes	6.67%	7.47%	6.96%
A	A Shares Returns Before Taxes	1.35%	6.16%	6.14%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(0.54%)	4.10%	4.07%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.85%	4.01%	3.99%
Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Credit Bond Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Credit Bond Index	8.35%	6.80%	6.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.